Class A Shares [Member] Investment Objectives and Goals - Class A Shares - AB International Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB VPS International Value Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Portfolio’s investment objective is long-term growth of capital.